Condensed Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	1 Months Ended			3 Months Ended								12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Oct. 31, 2010	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Statement of Stockholders' Equity [Abstract]
Cash dividends declared per common share (usd per share)	$ 0.02	$ 0.015	$ 0.01	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.015	$ 0.015	$ 0.015	$ 0.015	$ 0.08	$ 0.06	$ 0.04